Palo Alto Lease - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	May 03, 2014 USD ($)	Apr. 30, 2016 USD ($)	May 02, 2015 USD ($)	May 03, 2014 USD ($)	Jun. 05, 2014 ft²
Leases [Line Items]
Asset impairment charge		$ 3,991	$ 366	$ 32,379
Employee Relocation
Leases [Line Items]
Asset impairment charge	$ 28,440
Assets relocation , fair value	10,624			$ 10,624
Property, Plant and Equipment | Employee Relocation
Leases [Line Items]
Asset impairment charge	2,750
Leasehold Improvements | Employee Relocation
Leases [Line Items]
Asset impairment charge	23,928
Asset under Construction | Employee Relocation
Leases [Line Items]
Asset impairment charge	$ 1,762
Palo Alto Lease Agreement
Leases [Line Items]
Area of land | ft²					208,000